Investment Securities (Measurement Alternative of Equity Securities) (Detail) - Nonmarketable Equity Securities [Member] - Measurement Alternative [Member] ¥ in Millions	Sep. 30, 2018 JPY (¥)
Investment Securities [Line Items]
Balance at September 30, 2018	¥ 541,961
Impairment losses	(479)	[1]
Downward changes for observable prices		[1],[2]
Upward changes for observable prices	¥ 8,492	[1],[2]

[1]	Included in Investment securities gains-net.
[2]	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.